Stockholders' equity (Details) In Millions, except Share data, unless otherwise specified	1 Months Ended					12 Months Ended			1 Months Ended
	Oct. 31, 2012 USD ($)	Oct. 31, 2012 BRL	Jun. 30, 2012 USD ($)	Apr. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)	Dec. 31, 2012 vote	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Preferred Class A	Nov. 30, 2011 Preferred Class A USD ($)	Jun. 30, 2012 Common stock	Nov. 30, 2011 Common stock USD ($)
Stockholders' equity
Number of Votes per common and preferred class A stock share per person						1
Number of preferred special shares held with The Brazilian Government						12
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Common stockholders (as a percent)						25.00%
Mandatory minimum dividend of annual adjusted net income under Brazilian GAAP, Preferred stockholders (as a percent)						25.00%
Minimum Dividend percentage for preferred stockholders of the preferred capital						6.00%
Dividend percentage for preferred stockholders if greater than 6%						3.00%
Approval of dividends on capital	$ 1,670	3,405
Approval of dividends on capital per common and preferred share outstanding (in dollars per share)	$ 0.324136216
Approval of interest on capital	1,330	2,710		3,000
Approval of interest on capital per common and preferred share outstanding (in dollars per share)	$ 0.258006563			$ 0.588547644
Debt conversion
Shares acquired							120,987,980	69,880,400		81,451,900		39,536,080
Shares acquired average purchase price (in dollars per share)										$ 24.09		$ 26.25
Aggregate purchase price of shares repurchased					3,000
Number of converted shares									40,241,968		15,839,592
Number of treasury stocks used for conversion (in shares)			56,081,560			56,081,560
Adjustments in additional paid in capital related to note conversion			$ (251)